Silk Invest New Horizons Frontier Fund
Schedule of Investments
September 30, 2023 - (Unaudited)
COMMON STOCKS — 91.21% Shares Fair Value
Bangladesh — 6.38%
BRAC Bank Ltd.
(a)
1,558,280 $ 506,688
GrameenPhone Ltd.
(a)
143,000 372,242
878,930
Egypt — 9.87%
EFG-Hermes Holding Co.
(b)
1,012,725 483,386
Elswedy Electric Co.
(b)
418,000 318,888
Ibnsina Pharma S.A.E. 2,451,402 157,858
Telecom Egypt Co. 271,540 262,925
Tenth of Ramadan Pharmaceuticals and Diagnostics Reagents Co. 2,951,502 136,569
1,359,626
Kazakhstan — 3.77%
Kapsi.kz JSC 5,370 519,816
Kenya — 4.81%
Centum Investment Co. Ltd.
(a)
2,590,670 157,304
Equity Group Holdings Ltd. 1,050,000 251,368
KCB Group Ltd. 1,085,000 152,468
Safaricom Ltd. 1,033,577 101,734
662,874
Morocco — 6.08%
Douja Promotion Groupe Addoha SA
(b)
439,000 696,995
Residences Dar Saada
(b)
62,000 132,298
Travaux Generaux de Construction
(b)
557 8,351
837,644
Nigeria — 26.13%
Access Bank PLC 32,550,000 666,185
Airtel Africa PLC 153,804 257,822
Guaranty Trust Holding Co. PLC 11,727,752 525,009
Lafarge Africa PLC 10,230,000 398,140
MTN Nigeria Communications PLC 1,190,000 408,239
Nestle Nigeria PLC 285,000 379,605
United Bank for Africa PLC 22,063,727 481,672
Zenith Bank PLC 11,869,452 484,356
3,601,028
Pakistan — 6.62%
Habib Bank Ltd. 478,000 150,277
MCB Bank Ltd. 313,500 140,964
Meezan Bank Ltd. 339,020 135,068
Nishat Mills Ltd. 664,500 138,643

Silk Invest New Horizons Frontier Fund
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
COMMON STOCKS — 91.21% - continued Shares Fair Value
Systems Ltd. 253,840 $ 347,516
912,468
United Arab Emirates — 8.01%
Emaar Properties PJSC 421,960 923,345
Emirates NBD Bank PJSC 37,112 179,832
1,103,177
United Kingdom — 0.67%
Airtel Africa PLC 60,000 91,715
Vietnam — 18.87%
Digiworld Corp. 112,700 267,747
Phu Nhuan Jewelry JSC 32,666 105,862
Saigon - Hanoi Commercial Joint Stock Bank 289,454 131,747
SSI Securities Corp. 409,918 534,515
Vietnam Prosperity JSC Bank 597,439 531,533
Vincom Retail JSC
(b)
32,300 34,638
Vinh Hoan Corp. 127,300 412,999
Vinhomes JSC 91,410 170,838
VNDirect Securities Corp. 477,000 410,380
2,600,259
Total Common Stocks (Cost $13,873,155) 12,567,537
EXCHANGE-TRADED FUNDS — 2.72%
Vietnam — 2.72%
VFMVN DIAMOND ETF
(b)
343,000 374,526
Total Exchange-Traded Funds (Cost $219,736) 374,526
MONEY MARKET FUNDS - 1.45%
First American Government Obligations Fund, Class X, 5.26%
(c)
199,272 199,272
Total Money Market Funds (Cost $199,272) 199,272
Total Investments — 95.38% (Cost $14,292,163) 13,141,335
Other Assets in Excess of Liabilities — 4.62% 636,825
NET ASSETS — 100.00% $ 13,778,160
(a) All or a portion of this security has been deemed illiquid by the Adviser. The total fair value of these securities as of September 30, 2023 was $964,088, representing 7.00 % of net assets.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of September 30, 2023.
ETF - Exchange-Traded Fund